Shareholder Report, Holdings (Details)	May 31, 2026
C000114818 | 0.4036880881317570566096480752
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000114818 | 0.0562701012891222659424851184
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114818 | 0.0398067807345639620588655647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114818 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114818 | 0.5862210932064372575694141366
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000114818 | 0.4158855194913882786257752717
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000114818 | 0.1785192813045133040368967744
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000114818 | 0.0511552482798448556839742921
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114818 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000114818 | LongInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114818 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114818 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114818 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114818 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114818 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114819 | 0.4036880881317570566096480752
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000114819 | 0.0562701012891222659424851184
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114819 | 0.0398067807345639620588655647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114819 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114819 | 0.5862210932064372575694141366
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000114819 | 0.4158855194913882786257752717
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000114819 | 0.1785192813045133040368967744
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000114819 | 0.0511552482798448556839742921
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114819 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000114819 | LongInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114819 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114819 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114819 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114819 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114819 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114825 | 0.4036880881317570566096480752
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000114825 | 0.0562701012891222659424851184
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114825 | 0.0398067807345639620588655647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114825 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114825 | 0.5862210932064372575694141366
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000114825 | 0.4158855194913882786257752717
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000114825 | 0.1785192813045133040368967744
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000114825 | 0.0511552482798448556839742921
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114825 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000114825 | LongInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114825 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114825 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114825 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114825 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114825 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114823 | 0.4036880881317570566096480752
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000114823 | 0.0562701012891222659424851184
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114823 | 0.0398067807345639620588655647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000114823 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114823 | 0.5862210932064372575694141366
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000114823 | 0.4158855194913882786257752717
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000114823 | 0.1785192813045133040368967744
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000114823 | 0.0511552482798448556839742921
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000114823 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000114823 | LongInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000114823 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114823 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000114823 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114823 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000114823 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147084 | 0.4036880881317570566096480752
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000147084 | 0.0562701012891222659424851184
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000147084 | 0.0398067807345639620588655647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147084 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147084 | 0.5862210932064372575694141366
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000147084 | 0.4158855194913882786257752717
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000147084 | 0.1785192813045133040368967744
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000147084 | 0.0511552482798448556839742921
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000147084 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000147084 | LongInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000147084 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000147084 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000147084 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000147084 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147084 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255600 | 0.4036880881317570566096480752
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000255600 | 0.0562701012891222659424851184
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255600 | 0.0398067807345639620588655647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255600 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255600 | 0.5862210932064372575694141366
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000255600 | 0.4158855194913882786257752717
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000255600 | 0.1785192813045133040368967744
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000255600 | 0.0511552482798448556839742921
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255600 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000255600 | LongInflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000255600 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255600 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000255600 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255600 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000255600 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032900 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032900 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032900 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032900 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032900 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032900 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032900 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032900 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032900 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032900 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000032900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000032900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000032900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032900 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032900 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032900 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000032902 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032902 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032902 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032902 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032902 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032902 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032902 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032902 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032902 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032902 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000032902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000032902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000032902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032902 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032902 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032902 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000032905 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032905 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032905 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032905 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000032905 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032905 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032905 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032905 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032905 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032905 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032905 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000032905 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000032905 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000032905 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000032905 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032905 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000032905 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032905 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000032905 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000032905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032905 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032905 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032905 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000122670 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122670 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122670 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122670 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122670 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122670 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122670 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122670 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122670 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122670 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122670 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000122670 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000122670 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000122670 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122670 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122670 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122670 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122670 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122670 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122670 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122670 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122670 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122670 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000122671 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122671 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122671 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122671 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122671 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122671 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122671 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122671 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122671 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122671 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000122671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000122671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000122671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122671 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122671 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122671 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000061836 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061836 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061836 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061836 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061836 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061836 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061836 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061836 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061836 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061836 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000061836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000061836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000061836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000061836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061836 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061836 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061836 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061836 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000255599 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255599 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255599 | FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255599 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255599 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255599 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255599 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255599 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255599 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255599 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255599 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000255599 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000255599 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000255599 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000255599 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255599 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000255599 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000255599 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000255599 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255599 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255599 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255599 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255599 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000029350 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029350 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000029350 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029350 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029350 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029350 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029350 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029350 | California
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029350 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029350 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029350 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029350 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029350 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000029350 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029352 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029352 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000029352 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029352 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029352 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029352 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029352 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029352 | California
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029352 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029352 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029352 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029352 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029352 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000029352 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029353 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029353 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000029353 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029353 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029353 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000029353 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029353 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029353 | California
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029353 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029353 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029353 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029353 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029353 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000029353 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122656 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122656 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122656 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122656 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000122656 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000122656 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122656 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122656 | California
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122656 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122656 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122656 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122656 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122656 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000122656 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175730 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175730 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000175730 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175730 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000175730 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000175730 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175730 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175730 | California
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175730 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175730 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175730 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175730 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175730 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000175730 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255598 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255598 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255598 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255598 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000255598 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255598 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000255598 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255598 | California
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255598 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000255598 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255598 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255598 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255598 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000255598 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151801 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151801 | 3.3477749237846301168138011965
Holdings [Line Items]
Percent of Net Asset Value	334.80%
C000151801 | 2.4480211299606136779949897537
Holdings [Line Items]
Percent of Net Asset Value	244.80%
C000151801 | 0.3508604068501324020368774382
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000151801 | 0.3407679869792077637351704414
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000151801 | 3.4376669207489242888934703897
Holdings [Line Items]
Percent of Net Asset Value	343.80%
C000151801 | 2.6077050590426712673002962945
Holdings [Line Items]
Percent of Net Asset Value	260.80%
C000151801 | 0.4324314941989028797047299590
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000151801 | 0.3234210893402063303787791885
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000151801 | 0.0170925380879945261081062803
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151801 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000151801 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000151801 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000151801 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000151801 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151802 | 3.3477749237846301168138011965
Holdings [Line Items]
Percent of Net Asset Value	334.80%
C000151802 | 2.4480211299606136779949897537
Holdings [Line Items]
Percent of Net Asset Value	244.80%
C000151802 | 0.3508604068501324020368774382
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000151802 | 0.3407679869792077637351704414
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000151802 | 3.4376669207489242888934703897
Holdings [Line Items]
Percent of Net Asset Value	343.80%
C000151802 | 2.6077050590426712673002962945
Holdings [Line Items]
Percent of Net Asset Value	260.80%
C000151802 | 0.4324314941989028797047299590
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000151802 | 0.3234210893402063303787791885
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000151802 | 0.0170925380879945261081062803
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151802 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000151802 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000151802 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000151802 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000151802 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151809 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151809 | 3.3477749237846301168138011965
Holdings [Line Items]
Percent of Net Asset Value	334.80%
C000151809 | 2.4480211299606136779949897537
Holdings [Line Items]
Percent of Net Asset Value	244.80%
C000151809 | 0.3508604068501324020368774382
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000151809 | 0.3407679869792077637351704414
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000151809 | 3.4376669207489242888934703897
Holdings [Line Items]
Percent of Net Asset Value	343.80%
C000151809 | 2.6077050590426712673002962945
Holdings [Line Items]
Percent of Net Asset Value	260.80%
C000151809 | 0.4324314941989028797047299590
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000151809 | 0.3234210893402063303787791885
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000151809 | 0.0170925380879945261081062803
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151809 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000151809 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000151809 | LongTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000151809 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000151809 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%